Schedule of Net Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Startup Costs	$ 563,038	$ 362,533
Valuation allowance	(563,038)	(362,533)
Deferred tax asset (liabilities), net of allowance